Business developments and subsequent events (Details) (Levy on UK operations on large banks, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jul. 31, 2011
Subsequent events
UK levy rate for short-term liabilities (in basis points)		0.075%
UK levy rate for long-term equity and liabilities (in basis points)		0.0375%
Estimated expense from UK levy	125
Subsequent events
UK levy rate for short-term liabilities (in basis points)		0.075%
UK levy rate for long-term equity and liabilities (in basis points)		0.0375%
Estimated expense from UK levy	125